Insurance services - Summary of Bank's Aggregate Fair Value of Assets, by Major Investment Asset Category, Supporting Separate Accounts Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	₨ 955,416.3	$ 11,464.1	₨ 0.0
Government of India securities [Member}
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	93,097.3	1,117.0
Other corporate/financial institution securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	117,615.1	1,411.3
Total debt securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	210,712.4	2,528.3
Other securities (including mutual fund units) [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	736,807.0	8,841.0
Other net current assets [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	7,896.9	$ 94.8
UL Life [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	790,711.5
UL Life [Member] | Government of India securities [Member}
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	39,549.7
UL Life [Member] | Other corporate/financial institution securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	74,622.2
UL Life [Member] | Total debt securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	114,171.9
UL Life [Member] | Other securities (including mutual fund units) [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	671,814.6
UL Life [Member] | Other net current assets [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	4,725.0
UL Pension [Member}
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	55,596.3
UL Pension [Member} | Government of India securities [Member}
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	7,114.1
UL Pension [Member} | Other corporate/financial institution securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	8,253.7
UL Pension [Member} | Total debt securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	15,367.8
UL Pension [Member} | Other securities (including mutual fund units) [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	39,955.9
UL Pension [Member} | Other net current assets [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	272.6
Group Linked [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	109,108.5
Group Linked [Member] | Government of India securities [Member}
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	46,433.5
Group Linked [Member] | Other corporate/financial institution securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	34,739.2
Group Linked [Member] | Total debt securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	81,172.7
Group Linked [Member] | Other securities (including mutual fund units) [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	25,036.5
Group Linked [Member] | Other net current assets [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	₨ 2,899.3